Other Long-Term Assets (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended			6 Months Ended					6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2011 Investments In Unlisted Associates [Member]	Dec. 31, 2010 Investments In Unlisted Associates [Member]	Jun. 30, 2011 Investments In Unlisted Associates [Member] Orpheo (Pty) Ltd [Member]	Jun. 30, 2011 Investments In Listed Associates [Member]	Dec. 31, 2010 Investments In Listed Associates [Member]	Jun. 30, 2011 Corporate Joint Venture [Member]	Dec. 31, 2010 Corporate Joint Venture [Member]	Jun. 30, 2011 South Africa [Member] Village Main Reef Limited [Member]	Jun. 30, 2010 South Africa [Member] Village Main Reef Limited [Member]
Available For Sale Securities Continuous Unrealized Loss Position Abstract
Aggregate fair value of investments with unrealized losses (less than 12 months)	$ 5	$ 4
Aggregate fair value of investments with unrealized losses (more than 12 months)	0	0
Aggregate fair value of investments with unrealized losses (Total)	5	4
Aggregate unrealized losses (less than 12 months)	(1)	0
Aggregate unrealized losses (more than 12 months)	0	0
Aggregate unrealized losses (Total)	(1)	0
Available For Sale Securities Noncurrent [Abstract]
Cost	41	35
Gross unrealized gains	63	89
Gross unrealized losses	(1)	0
Fair value (net carrying value)	103	124
Number Of Investments	4
Held To Maturity Securities Debt Maturities Net Carrying Amount [Abstract]
Held To Maturity Securities Debt Maturities Up To Three Years Net Carrying Amount	1
Held To Maturity Securities Debt Maturities After Three Through Seven Years Net Carrying Amount	11
Held To Maturity Securities Debt Maturities Within One Year Net Carrying Amount	100
Held To Maturity Securities Debt Maturities Without Single Maturity Date Net Carrying Amount	12	13
Restricted cash	25	33
Notes, Loans and Financing Receivable, Net, Noncurrent [Abstract]
Notes And Loans Receivable Net Noncurrent	10	8
Notes, Loans and Financing Receivable, Net, Current	3	0
Other Assets Noncurrent [Abstract]
Marketable equity securites - available for sale	103	124
Marketable debt securities - held to maturity	12	13
Non-marketable assets - held to maturity	2	2
Cost Method Investments	9	9
Non-marketable debt securities - held to maturity	100	89
Restricted cash	25	33
Other non-current assets	185	192
Other long-term assets	1,081	1,073
Held To Maturity Securities Fair Value	14	14
Held-to-maturity Securities, Unrecognized Holding Gain	2	1
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	645	611	6	7		5	3	634	601
Equity Method Investment, Other than Temporary Impairment, Tax Effect					0
Equity Method Investment, Other than Temporary Impairment					2
Gain (Loss) on Investments [Line Items]
Marketable Securities, Realized Loss, Other than Temporary Impairments, Amount	$ 2	$ 0								$ 2	$ 0